ORDINARY SHARES (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Jan. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
ORDINARY SHARES (Details) [Line Items]
Net of issuance cost (in Yuan Renminbi) | ¥	¥ 31,776
The option holder	1
Aggregate investment amount (in Yuan Renminbi) | ¥		¥ 199,197
IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Common stock, shares outstanding	9,759,550
Over-Allotment Option [Member]
ORDINARY SHARES (Details) [Line Items]
Underwriters amount (in Yuan Renminbi) | ¥	¥ 463,065
Class A ordinary shares [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Share issued				174,304,260	170,161,275
Common stock, shares outstanding	128,228,600			174,304,260	170,161,275
Number of votes	one
Aggregate investment amount (in Yuan Renminbi) | ¥		¥ 212,800
Exercise ordinary shares				4,142,985
Common stock, shares authorized				460,000,000	460,000,000
Common stock, shares outstanding				174,304,260	170,161,275
Class A ordinary shares [Member] | IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Number of shares represented by american depository shares	8,085,000
Class A ordinary shares [Member] | Private Placement [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued		20,927,739
Aggregate investment amount (in Yuan Renminbi) | ¥		¥ 199,199,000,000
Class B ordinary shares [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Share issued				61,162,400	61,162,400
Common stock, shares outstanding	66,962,400			61,162,400	61,162,400
Number of votes	five
Common stock, shares authorized				200,000,000	200,000,000
Common stock, shares outstanding				61,162,400	61,162,400
ADR [Member] | IPO [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued	404,250
Others [Member]
ORDINARY SHARES (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.00001
Share issued				0	0
Common stock, shares authorized				200,000,000
Subsequent Event [Member]
ORDINARY SHARES (Details) [Line Items]
Ordinary share			20
Amended and Restated Memorandum of Association
ORDINARY SHARES (Details) [Line Items]
Ordinary shares authorizes				4,600,000,000
Price per share (in Dollars per share) | $ / shares				$ 0.00001	$ 0.00001
Amended and Restated Memorandum of Association | Class A ordinary shares [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued				231,323,675
Share outstanding				235,466,660
Amended and Restated Memorandum of Association | Class B ordinary shares [Member]
ORDINARY SHARES (Details) [Line Items]
Share issued					231,323,675
Share outstanding					235,466,660